Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 09, 2024	Nov. 13, 2017	Mar. 31, 2025 CAD ($) shares $ / shares	Mar. 31, 2024 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common shares issuable pursuant to compensation arrangements	9.50%	10.00%
Cash-Settled DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative financial liabilities			$ 2.0	$ 1.2
Cash-Settled PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative financial liabilities			$ 2.4	0.6
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period requirement			3 years
Vesting percentage			33.00%
Expiration period			5 years
Share-based compensation expense			$ 3.2	2.9
RSU, PSU and DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common shares issuable pursuant to compensation arrangements	5.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period requirement			3 years
Vesting percentage			33.00%
Expiration period			3 years
Share-based compensation expense			$ 4.6	5.8
Number of common shares, right to receive (in shares) | shares			1
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			$ 1.0	1.2
Instrument redemption period following termination			90 days
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period requirement			3 years
Expiration period			3 years
Share-based compensation expense			$ 4.2	$ 2.5
Vesting period			3 years
Weighted average fair value of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares			$ 9.63	$ 9.53